SHARE CAPITAL - Summary of Options and Terms (Detail)	6 Months Ended
Jun. 30, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	821,124
June 10, 2021, options A [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient	June 10, 2021, options A
Number of options	340,000
Exercise price | $ / shares	$ 1.87
Vesting conditions	Options vest as to ¼ of the total number of options granted on the first anniversary of the grant date, and monthly for the remaining ¾ in equal amounts
Contractual life of options	7 years
June 10, 2021, options B [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient	June 10, 2021, options B
Number of options	471,500
Exercise price | $ / shares	$ 1.87
Vesting conditions	Options vest as to ¼ of the total number of options granted on each annual anniversary of the grant date, beginning on the first year anniversary of the grant date
Contractual life of options	7 years
June 10, 2021, options C [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date / recipient	June 10, 2021, options C
Number of options	9,624
Exercise price | $ / shares	$ 1.87
Vesting conditions	Options vest immediately
Contractual life of options	7 years